Financial Risk Management - Disclosure of Detailed Information about Currency Derivatives (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Non-current assets	kr 0	kr 86